Presentation of the Financial Statements and Accounting Practices - Summary of Financial Assets and Liabilities in the Original Measurement Categories by IAS 39 as Previously and the New Measurement Categories by Adopting of IFRS 9 (Detail) - USD ($)
$ in Millions
		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents	$ 1,241.5	$ 1,270.8	$ 1,280.9	$ 1,241.5		$ 2,165.5
Financial investments	1,948.7	2,617.3	1,926.9
Guarantee Deposits		393.9	349.7
Derivative financial instruments		34.3	9.5
Collateralized accounts receivable		288.7	235.9
Contract assets	370.6	447.5	358.0	370.6	$ 387.7
Trade accounts receivable, net	336.8	297.0	318.0	336.8	430.2
Customer and commercial financing		16.4	11.7
Other assets		376.8	309.0
Loans and financing	3,759.9	4,198.5	3,647.6	3,759.9		$ 4,229.9
Trade accounts payable and others liabilities		1,502.5	1,550.5
Financial guarantee of residual value	188.0	139.6	140.4
Capital lease		8.9	$ 8.1
Derivative financial instruments		0.1
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade accounts receivable, net		12.6		$ 16.6	$ 8.9
Loans and receivables to amortized cost [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents	1,241.5	1,270.8
Guarantee Deposits	511.4	393.9
Collateralized accounts receivable	323.3	288.7
Contract assets	370.6	447.5
Trade accounts receivable, net	336.8	297.0
Customer and commercial financing	37.4	16.4
Other assets	$ 79.4	$ 82.2
Loans and receivables to amortized cost [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Loans and receivables	Loans and receivables
Loans and receivables to amortized cost [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Amortized cost	Amortized cost
Loans and receivables to fair value through other comprehensive income [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments	$ (1,067.9)	$ (1,307.6)
Loans and receivables to fair value through other comprehensive income [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Loans and receivables	Loans and receivables
Loans and receivables to fair value through other comprehensive income [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Fair value through other comprehensive income	Fair value through other comprehensive income
Measured at fair value through profit or loss to fair value through profit or loss [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments	$ (173.8)
Loans and financing	(1,357.4)	$ (1,264.3)
Capital lease		8.9
Available for sale to fair value through profit or loss [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments	$ 35.0	$ 58.8
Available for sale to fair value through profit or loss [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Available for sale	Available for sale
Available for sale to fair value through profit or loss [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Fair value through profit or loss	Fair value through profit or loss
Liabilities measured at amortized cost and other liabilities to amortized cost [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Loans and financing	$ 2,402.5	$ 2,934.2
Trade accounts payable and others liabilities	1,722.4	1,502.5
Financial guarantee of residual value	$ (122.2)	30.8
Liabilities measured at amortized cost and other liabilities to amortized cost [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Liabilities measured at amortized cost and other liabilities
Liabilities measured at amortized cost and other liabilities to amortized cost [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Amortized cost
Held to maturity fair value through other comprehensive income [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments	$ (620.9)
Held to maturity fair value through other comprehensive income [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Held to maturity
Held to maturity fair value through other comprehensive income [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Fair value through other comprehensive income
Held to maturity to Amortized Cost [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments	$ (51.1)	$ (50.5)
Held to maturity to Amortized Cost [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Held to maturity	Held to maturity
Held to maturity to Amortized Cost [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Amortized cost	Amortized cost
Fair value through profit or loss to Fair value through profit or loss [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments		$ 0.9
Derivative financial instruments	$ 32.1	34.3
Financial guarantee of residual value		$ (108.8)
Capital lease	65.8
Derivative financial instruments	$ 8.4
Fair value through profit or loss to Fair value through profit or loss [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39		Liabilities measured at amortized cost and other liabilities
Fair value through profit or loss to Fair value through profit or loss [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9		Amortized cost
Held to maturity to fair value through profit or loss [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments		$ (1,199.5)
Held to maturity to fair value through profit or loss [member] | IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Category CPC 38/IAS 39	Held to maturity	Held to maturity
Held to maturity to fair value through profit or loss [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Categoya CPC 48/IFRS 9	Fair value through profit or loss	Fair value through profit or loss